SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Schedule of fair value of options granted

Year ended ,
December 31, 2023
Risk-free rate of interest	4.13%
Estimated volatility rate	76.20%
Dividend yield	4.70%
Expected life (years)	5.78
Exercise price	USD 0.00001

Summary of option activity

			Weighted		Weighted
		Weighted	Average		Average
	Number of	Average	Remaining	Aggregate	Grant-date
	Options	Exercise Price	Contract Life	Intrinsic Value	Fair value
		USD	Years	RMB	RMB
Options outstanding at December 31, 2023	7,907,830	0.00001	6.29	444,104	42.98
Options granted in 2024	—	—	—	—	—
Options exercised in 2024	(6,144,840)	0.00001	5.56	(860,708)	41.19
Options forfeited in 2024	(127,740)	0.00001	5.79	(17,893)	41.68
Options outstanding at December 31, 2024	1,635,250	0.00001	4.22	229,049	49.78
Options exercisable at December 31, 2024	1,624,930	0.00001	4.19	227,604	49.75
Options vested or expected to be vested at December 31, 2024	1,635,250	0.00001	4.22	229,049	49.78

Summary of the restricted shares

		Weighted-Average
	Number of	Grant-Date
	Restricted Shares	Fair Value
Outstanding at December 31, 2023	1,985,968	54.62
Granted	4,258,434	109.26
Vested	(656,502)	55.26
Forfeited	(449,244)	52.93
Outstanding at December 31, 2024	5,138,656	99.97

Schedule of share-based compensation expense

	Year ended ,	Year ended ,	Year ended ,
	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Facilitation, origination and servicing expenses	73,945	75,152	64,658
Sales and marketing expenses	4,328	(375)	(118)
General and administrative expenses	121,464	110,827	103,073
Total	199,737	185,604	167,613